Note 11 - Stock Option Plans and Warrants (Details Textual) - USD ($)						3 Months Ended		4 Months Ended	12 Months Ended
	Feb. 04, 2017	Feb. 03, 2017	Sep. 12, 2016	Jul. 07, 2016	Jun. 17, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2017	Sep. 30, 2016	Dec. 31, 2014	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2008	May 31, 2007
Class of Warrant or Right, Weighted Warrants Exercisable, Average Remaining Contractual Life									5 years 109 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,189,987				3,252,072			1,938,249	43,938
Allocated Share-based Compensation Expense						$ 352,281	$ 296,385
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 0.13	$ 0.14		$ 0.74	$ 0.68
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						5,294,016		2,106,889	2,106,889	217,002			199,885
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price						$ 1.94		$ 5.30	$ 5.30	$ 52.20			$ 54.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						9 years 219 days			9 years 146 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number						1,750,287		927,520	927,520
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 4.96		$ 10.24	$ 10.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value						$ 0		$ 0	$ 0
Share Price						$ 0.16		$ 0.18	$ 0.18
Class of Warrant or Right, Issued During Period				223,214	750,000
Class of Warrant or Right, Warrant Term				5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3	$ 5
Class of Warrant or Right, Exercisable Period, from Date of Issuance					180 days
Warrants and Rights Outstanding				$ 240,709	$ 791,290
Class of Warrant or Right, Exchanged During Period			973,214						4,973,214
Stock Issued During Period, Shares, Exchange of Warrants			680,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value						$ 0		$ 0	$ 0
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding								$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value						$ 0
Fair Value Assumptions, Risk Free Interest Rate				0.97%	1.17%
Fair Value Assumptions, Expected Term				5 years	5 years
Fair Value Assumptions, Expected Volatility Rate				78.00%	81.00%
Fair Value Assumptions, Expected Dividend Rate				0.00%	0.00%
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									294,999	10,000
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						3,227,072			452,500	11,563
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									1,108,250	22,375
Non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									82,500
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,189,987
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price								$ 105	$ 105
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price								105	105
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price								0.24	0.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price								$ 0.24	$ 0.24
The 2008 Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								23,875	23,875
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														100,000		50,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									76,125
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									10 years
The 2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								1,805,499
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,435,000	1,435,000			682,000
The 2016 Equity Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											2,521,347
The 2016 Non-employee Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								250,000	250,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								38,995	38,995
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						$ 906,778		$ 843,779	$ 843,779
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						4 years 219 days			2 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Employee Stock Option [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year
Employee Stock Option [Member] | General and Administrative Expense [Member]
Allocated Share-based Compensation Expense									$ 1,024,955	$ 1,016,705
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									10 years
Employee Stock Option [Member] | Maximum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						2 years			2 years
Employee Stock Option [Member] | Maximum [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years
Employee Stock Option [Member] | Maximum [Member] | Non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									5 years
Employee Stock Option [Member] | Minimum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year			1 year
Employee Stock Option [Member] | Minimum [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year
Employee Stock Option [Member] | Minimum [Member] | Non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									180 days
Employee Stock Option [Member] | The 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								120,196	120,196
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									88,715
Employee Stock Option [Member] | The 2007 Incentive Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															250,000		125,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									242,487
Stock Options [Member] | The 2016 Equity Incentive Plan and 2016 Non-employee Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									10 years